Income Taxes Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Expense [Line Items]
Tax Expense	$ 2,732	$ 1,892	$ 1,078
MPG Office Trust, Inc.
Tax Expense [Line Items]
Tax Expense	2,661	0	0
Taxable REIT Subsidiary [Member]
Tax Expense [Line Items]
Tax Expense	$ 71	$ 1,892	$ 1,078